Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021		Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 1	$ 9,483,000		$ 21,335,000
Trade accounts receivable, net		421,000		590,000
Inventories		2,114,000		2,521,000
Prepaid expenses and other current assets		1,116,000		1,253,000
Total current assets	1
Property and equipment, net		3,249,000		2,894,000
Intangible assets, net		272,000		148,000
Other noncurrent assets		1,353,000		187,000
Total assets	1
Current liabilities:
Accrued expenses and other current liabilities		3,614,000		3,183,000
Loans payable, current		220,000		355,000
Deferred revenue, current	2,595,000	2,665,000		4,713,000
Loans payable, noncurrent		12,233,000		1,321,000
Deferred revenue, noncurrent	20,000	54,000		0
Stockholders' equity:
Common stock	1,000
Accumulated deficit	350,100,000	325,300,000		293,700,000
Total stockholders' equity	1	3,021,000		32,729,000
Total liabilities and stockholders' equity	1
DWave System [Member]
Current assets:
Cash and cash equivalents	10,466,000	9,483,000		21,335,000
Trade accounts receivable, net	918,000	421,000		590,000
Receivable research incentives	2,451,000	4,774,000		15,585,000
Inventories	2,148,000	2,114,000		2,521,000
Prepaid expenses and other current assets	1,529,000	1,116,000		1,253,000
Deferred offering costs	5,671,000	1,250,000		0
Total current assets	23,183,000	19,158,000		41,284,000
Property and equipment, net	2,772,000	3,249,000		2,894,000
Operating lease right-of-use assets	8,118,000	8,578,000		2,948,000
Intangible assets, net	262,000	272,000		148,000
Other noncurrent assets	1,350,000	1,353,000		187,000
Total assets	35,685,000	32,610,000		47,461,000
Current liabilities:
Trade accounts payable	2,483,000	2,109,000		2,176,000
Accrued expenses and other current liabilities	8,295,000	3,614,000		3,183,000
Current portion of operating lease liabilities	1,573,000	1,687,000		1,544,000
Loans payable, current	21,353,000	220,000		355,000
Deferred revenue, current	2,595,000	2,665,000		4,713,000
Total current liabilities	36,299,000	10,295,000		11,971,000
Operating lease liabilities, net of current portion	6,556,000	6,990,000		1,440,000
Loans payable, noncurrent	12,903,000	12,233,000		1,321,000
Deferred revenue, noncurrent	20,000	54,000		0
Other noncurrent liabilities	0	18,000		0
Total liabilities	55,778,000	29,590,000		14,732,000
Commitments and contingencies (Note 15)
Stockholders' equity:
Non-redeemable convertible preferred stock, no par value; 137,765,828 shares authorized as of June 30, 2022 and 137,765,828 shares issued and outstanding as of December 31, 2021.	189,881,000	189,881,000		189,881,000
Common stock	2,811,000	2,610,000		2,492,000
Additional paid-in capital	147,779,000	146,240,000		144,537,000
Accumulated deficit	(350,083,000)	(325,268,000)		(293,723,000)
Accumulated other comprehensive loss	(10,481,000)	(10,443,000)		(10,458,000)
Total stockholders' equity	(20,093,000)	3,020,000		32,729,000
Total liabilities and stockholders' equity	35,685,000	32,610,000		47,461,000
DPCM Capital, Inc [Member]
Current assets:
Cash and cash equivalents	77,404	124,720		1,084,557
Prepaid expenses	70,489	176,223		389,413
Total current assets	147,893	300,943		1,473,970
Cash and marketable securities held in Trust Account	300,626,900	300,183,322		300,058,477
Total assets	300,774,793	300,484,265		301,532,447
Current liabilities:
Accounts payable and accrued expenses	5,291,532	2,889,095		270,054
Income taxes payable	19,801	0
Promissory note - related party	420,000	0
Total current liabilities	5,731,333	2,889,095
Deferred underwriting fee payable	0	10,500,000		10,500,000
Warrant liabilities	6,300,000	10,787,400		38,700,000
Total liabilities	12,031,333	24,176,495		49,470,054
Commitments and contingencies (Note 15)			[1]		[1]
Class A common stock subject to possible redemption, 30,000,000 shares at redemption value at June 30, 2022 and December 31, 2021	300,114,082	300,000,000		300,000,000
Stockholders' equity:
Non-redeemable convertible preferred stock, no par value; 137,765,828 shares authorized as of June 30, 2022 and 137,765,828 shares issued and outstanding as of December 31, 2021.
Additional paid-in capital	10,151,418	0		0
Accumulated deficit	(21,522,790)	(23,692,980)		(47,938,357)
Total stockholders' equity	(11,370,622)	(23,692,230)		(47,937,607)
Total liabilities and stockholders' equity	300,774,793	300,484,265		301,532,447
DPCM Capital, Inc [Member] | Class A Common Stock [Member]
Stockholders' equity:
Common stock	0	0		0
DPCM Capital, Inc [Member] | Class B Common Stock [Member]
Stockholders' equity:
Common stock	$ 750	$ 750		$ 750

[1]	See Note 6 for revised disclosure regarding contingent fees in connection with financial advisor engagements.